Expense Example - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Worldwide Fund - Class A
Expense Example:
1 year	$ 691
3 years	937
5 years	1,202
10 years	1,957
Fidelity Advisor Worldwide Fund - Class C
Expense Example:
1 year	303
3 years	627
5 years	1,078
10 years	2,123
Fidelity Advisor Worldwide Fund - Class M
Expense Example:
1 year	494
3 years	799
5 years	1,125
10 years	2,046
Fidelity Advisor Worldwide Fund - Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Fidelity Advisor Worldwide Fund - Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002